US Bancorp Fund Services LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202



Elaine Richards
(414) 765-5025
elaine.richards@firstar.com

                                   May 6, 2002



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      LKCM FUNDS
                  File Nos. 811-8352 and  33-75116

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Trust hereby certifies that the definitive forms of prospectus and statement of additional information dated May 1, 2002 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 16 on April 30, 2002.

If you have any questions, regarding this filing, please call the undersigned at
(414) 765-5025.


                                                     Sincerely,

                                                     /s/ Elaine Richards, Esq.
                                                     -------------------------
                                                     Elaine Richards, Esq.